Total Equity	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Total Equity
23.	TOTAL EQUITY
23.1	Equity attributable to the Parent
23.1.1	Subscribed and paid-up capital and number of shares

As a result of Spin-off of the Company and the creation of Endesa Américas S.A., the Extraordinary Shareholders’ Meeting of the Company held on December 18, 2015 approved the distribution of a portion of the Company’s equity and the proportional reduction of the issued capital and other equity accounts of the Company, based on the net assets allocated to business in Chile and abroad. This Spin-off had legal effects as of March 1, 2016, when the new company Endesa Américas S.A. began to exist, and the capital decrease of the Company was confirmed (see Note 5.2).

As a consequence, the Company’s issued capital as of December 31, 2017 is ThCh$ 552,777,321, divided into 8,201,754,580 fully subscribed and paid no par value shares listed at the Bolsa de Comercio de Santiago de Chile, Bolsa Electrónica de Chile, Bolsa de Valores de Valparaíso and New York Stock Exchange (NYSE).

As a result of the Spin-off, share premium, raised from capital contributions made in 1986 and 1994, which amounted to ThCh$ 206,008,557 as of December 31, 2015, as of December 31, 2016 decreased to ThCh$ 85,511,492.

During the years ended December 31, 2017, 2016 and 2015, the Group did not engage in any transaction of any kind with potential dilutive effects leading to diluted earnings per share that could differ from basic earnings per share.

23.1.2	Dividends

The shareholders at the Ordinary Shareholders’ Meeting held on April 27, 2016 approved the dividend policy for 2016. This policy established the distribution as final dividends of an amount equal to 50% of net profits for 2016, of which up to 15% of net profit for the nine month period ended September 30, 2016, as shown in the financial statements at that date, represent provisional interim dividends. In accordance with this policy provisional interim dividend No. 61 was paid on January 27, 2017, and the remaining of the final dividend No. 62, amounting to Th$ 21.56050 per share, was distributed and paid in May 2017.

The shareholders at the Ordinary Shareholders’ Meeting held on April 25, 2017 approved the dividend policy for 2017. This policy established the distribution as final dividends of an amount equal to 55% of net profits for 2017, of which up to 15% of net profit for the nine month period ended September 30, 2016, as shown in the financial statements at that date, represent provisional interim dividends to be paid in January 2018.

Compliance with the aforementioned dividend plan is subject to the actual net profit earned by the Company during the applicable year, and to the results of the Company’s periodic income projections or to the existence of certain conditions, as applicable.

The following table details the dividends paid by the Company in recent years:

Number	Type of Dividends	Payment date	Chilean Pesos per Share	Effecting the year
49	Interim	1-26-2011	6.42895	2010
50	Final	5-11-2011	26.09798	2010
51	Interim	1-19-2012	5.08439	2011
52	Final	5-17-2012	22.15820	2011
53	Interim	1-24-2013	3.04265	2012
54	Final	5-9-2013	11.24302	2012
55	Interim	1-31-2014	3.87772	2013
56	Final	5-15-2014	17.69856	2013
57	Interim	1-27-2015	3.44046	2014
58	Final	5-25-2015	16.95495	2014
59	Interim	1-29-2016	3.55641	2015
60	Final	5-24-2016	11.02239	2015
61	Interim	1-27-2017	7.24787	2016
62	Final	05-26-2017	21.5605	2016
63	Interim	01-26-2018	4.93614	2017

23.2	Foreign currency translation reserves

The following table details currency translation adjustments attributable to the shareholders of the Parent in the consolidated statement of financial position for the years ended December 31, 2017, 2016 and 2015:

	For the years ended
Reserves for Accumulated Currency Translation Differences	12-31-2017	12-31-2016	12-31-2015
	ThCh$	ThCh$	ThCh$
GasAtacama Chile S.A.	11,688,351	14,979,960	16,780,346
GNL Quintero S.A.	-	-	(1,164,922)
Others	920,567	1,230,881	4,076,442
Total	12,608,918	16,210,841	19,691,866

23.3	Capital management

The Company’s objective is to maintain an adequate level of capitalization in order to be able to secure its access to the financial markets, so as to fulfill its medium- and long-term goals while maximizing the return to its shareholders and maintaining a solid financial position.

23.4	Restrictions on subsidiaries transferring funds to the parent

As of December 31, 2017 and 2016, there were no restrictions on funds transfers from subsidiaries to the parent.

23.5	Other reserves

Other reserves within equity attributable to shareholders of the Parent for the years ended December 31, 2017, 2016 and 2015 are as follows:

	Balance as of		Balance as of
Other Reserves	1-1-2017	Changes	12-31-2017
	ThCh$	ThCh$	ThCh$
Exchange differences on translation	16,210,841	(3,601,923)	12,608,918
Cash flow hedges	(123,499,401)	71,170,367	(52,329,034)
Remeasurement of available-for-sale financial assets	(1,033)	6	(1,027)
Other comprehensive income from non-current assets held for distribution to owners	2,722,113	(2,772,113)	-
Other miscellaneous reserves	(32,188,067)	(2,880,031)	(35,068,098)
Total	(136,755,547)	61,966,306	(74,789,241)

	Balance as of		Balance as of
Other Reserves	1-1-2016	Changes	12-31-2016
	ThCh$	ThCh$	ThCh$
Exchange differences on translation	19,691,866	(3,481,025)	16,210,841
Cash flow hedges	(205,691,575)	82,192,174	(123,499,401)
Remeasurement of available-for-sale financial assets	(1,046)	13	(1,033)
Other comprehensive income from non-current assets held for distribution to owners	(202,189,042)	204,911,155	2,722,113
Other miscellaneous reserves	(719,716,306)	687,528,239	(32,188,067)
Total	(1,107,906,103)	971,150,556	(136,755,547)

	Balance as of		Balance as of
Other Reserves	1-1-2015	Changes	12-31-2015
	ThCh$	ThCh$	ThCh$
Exchange differences on translation	(11,409,870)	31,101,736	19,691,866
Cash flow hedges	(117,559,279)	(88,132,296)	(205,691,575)
Remeasurement of available-for-sale financial assets	(1,020)	(26)	(1,046)
Other reserves within Equity related to non-current assets and disposal groups and liabilities associated held for sale or distribution to owners	-	(202,189,042)	(202,189,042)
Other miscellaneous reserves	(719,216,262)	(500,044)	(719,716,306)
Total	(848,186,431)	(259,719,672)	(1,107,906,103)

•	Reserves for Exchange differences on translation: These arise primarily from exchange differences relating to:
-	Translation of the financial statements of our foreign operations from their functional currencies to our presentation currency (i.e. Chilean peso) (see Note 2.7.3);
-	Translation of goodwill arising from the acquisition of foreign operations with a functional currency other than the Chilean peso (see Note 3.b).
•	Cash flow hedges reserves: These represent the cumulative portion of gains and losses on hedging instruments deemed effective in cash flow hedges (see Notes 3.f.5 and 3.m).
•	Remeasurement of available-for-sale financial assets: These represent variations in fair value, net of their effect on the available-for-sale investments (see Note 3.f.1).
23.6	Other miscellaneous reserves:

The main items of other miscellaneous reserves and their effects for the nine month periods ended December 31, 2017 and 2016, are the following:

	Balance as of	Balance as of
Other Miscellaneous Reserves	12-31-2017	12-31-2016
	ThCh$	ThCh$
Reserve for corporate reorganization ("Spin-Off") (1)	461,145,397	461,145,397
Reserve for transition to IFRS (2)	(493,425,043)	(493,425,043)
Reserve for subsidiaries transactions (3)	(4,047,287)	(4,047,287)
Other miscellaneous reserves (4)	1,258,835	4,138,866
Total	(35,068,098)	(32,188,067)

(1)

Reserve for corporate reorganization (Spin-Offs of companies) completed on March 1, 2016. Corresponds to the effects from the reorganization of the Company and the separation of the Chilean business into a new entity, Endesa Américas S.A. (see Note 5.2 and 23.1.1).

(2)

Reserve for transition to IFRS. In accordance with Official Bulletin No. 456 from the CMF, included in this line item is the price-level restatement of paid-in capital from the date of transition to IFRS, January 1, 2004, to December 31, 2008. Also, it is included the foreign currency translation difference at the date of transition to IFRS.

Please note that, while the Company adopted the IFRS as its statutory accounting standards on January 1, 2009, the date of transition to that international standard used was January 1, 2004. This results from applying the exemption for that purpose in IFRS 1, “First Time Adoption”.

(3)

Reserve from transactions with our subsidiaries. Corresponds to the effect of purchases of equity interests in subsidiaries that were accounted for as transactions between entities under common control.

(4)	Other miscellaneous reserves from transactions made in prior years.

23.7	Non-controlling interests

The details of non-controlling interests are as follows:

Non-Controlling Interests		% financial interest
		Equity		Profit (loss)
	Non-Controlling	12-31-2017	12-31-2016	12-31-2017	12-31-2016	12-31-2015
Company	Interests	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Empresa Eléctrica Pehuenche S.A.	7.35%	9,963,472	10,008,502	5,649,253	6,512,893	8,674,207
Compañía Eléctrica Tarapacá S.A.(*)	3.79%	-	-	-	-	2,840,348
GasAtacama Chile S.A. (*)	2.63%	17,532,754	18,789,260	1,439,148	2,547,670	-
Empresa Generadora de Energía Eléctrica S.A. (Emgesa S.A. E.S.P.)	73.13%	-	-	-	23,510,575	154,959,234
Generandes Perú S.A.	39.00%	-	-	-	5,488,220	19,466,375
Enel Generación Perú S. A. (formerly named Edegel S.A.A.)	16.40%	-	-	-	4,257,097	15,078,085
Chinango S.A.C.	20.00%	-	-	-	697,822	3,042,018
Enel Generación Costanera S.A. (formerly named Central Costanera S.A.)	24.32%	-	-	-	(1,729,294)	(242,897)
Enel Generación el Chocón S.A. (formerly named Hidroeléctrica El Chocón S.A.)	32.33%	-	-	-	7,090,623	35,783,793
Others	-	-	-	-	498,339	2,551,535
Total		27,496,226	28,797,762	7,088,401	48,873,945	242,152,698

(*) On November 1, 2016 Inversiones Compañía Eléctrica Tarapacá S.A. was merged into GasAtacama Chile S.A., the latter being the legal successor.